Income tax benefit/(expense) - Disclosure of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Current income tax charge	€ (931)	€ (1,029)	€ (32)
Adjustments in respect of current income tax of previous year	(175)	97	(19)
Relating to origination and reversal of temporary differences	(1,695)	2,468	(3,395)
INCOME TAX BENEFIT/(EXPENSE)	€ (2,800)	€ 1,536	€ (3,446)